PENSIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PENSIONS
Percentage of defined benefit plans in USA, UK and Austria represented of defined benefit obligation	83.00%
Net defined benefit liability (asset)	$ 18.3	$ 23.9	$ 31.8	$ 51.9
Estimated contribution to the pension plans	$ 4.4
Weighted average of the duration	10 years 6 months	10 years 8 months 12 days	9 years 6 months
Effect of asset ceiling
PENSIONS
Net defined benefit liability (asset)	$ 0.5	$ 0.0